Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Movements of Property, Plant and Equipment

The movements of property, plant and equipment for the years ended December 31, 2017 and 2018 are as follows:

	2017
	Buildings	Tele- communications equipment	Office furniture, fixtures, motor vehicles and other equipment	Leasehold improvements	CIP	Total
Cost:
Beginning of year	67,140	876,452	20,007	4,035	78,905	1,046,539
Additions	129	293	426	290	41,510	42,648
Transfer from CIP	4,219	58,535	783	284	(63,821)	—
Transfer to other assets	—	—	—	—	(4,376)	(4,376)
Disposals	(411)	(64,588)	(1,046)	(319)	—	(66,364)

End of year	71,077	870,692	20,170	4,290	52,218	1,018,447

Accumulated depreciation and impairment:
Beginning of year	(29,174)	(548,472)	(14,986)	(2,687)	(105)	(595,424)
Charge for the year	(2,765)	(62,311)	(1,386)	(810)	—	(67,272)
Disposals	225	59,384	928	308	—	60,845

End of year	(31,714)	(551,399)	(15,444)	(3,189)	(105)	(601,851)

Net book value:
End of year	39,363	319,293	4,726	1,101	52,113	416,596

Beginning of year	37,966	327,980	5,021	1,348	78,800	451,115

	2018
	Buildings	Tele- communications equipment	Office furniture, fixtures, motor vehicles and other equipment	Leasehold improvements	CIP	Total
Cost:
Beginning of year	71,077	870,692	20,170	4,290	52,218	1,018,447
Additions	136	469	396	135	43,574	44,710
Transfer from CIP	2,959	44,805	746	253	(48,763)	—
Transfer to other assets	—	—	—	—	(4,723)	(4,723)
Disposals	(296)	(69,581)	(1,232)	(762)	—	(71,871)

End of year	73,876	846,385	20,080	3,916	42,306	986,563

Accumulated depreciation and impairment:
Beginning of year	(31,714)	(551,399)	(15,444)	(3,189)	(105)	(601,851)
Charge for the year	(2,712)	(62,308)	(1,271)	(551)	(13)	(66,855)
Disposals	204	64,496	1,156	762	—	66,618

End of year	(34,222)	(549,211)	(15,559)	(2,978)	(118)	(602,088)

Net book value:
End of year	39,654	297,174	4,521	938	42,188	384,475

Beginning of year	39,363	319,293	4,726	1,101	52,113	416,596